Share-Based Compensation (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2013	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value net of forfeitures at grant date					$ 10,320	$ 54,000
Stock option expense					18,224
Share-based compensation			$ 72,000	$ 37,491	$ 40,299	$ 11,232
Non Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			1,421,300
Stock options outstanding					363,500
Weighted average exercise price					$ 0.697
Exercised weighted average exercise price					363,500
Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			12,081,326
Stock options outstanding					85,421,374
Weighted average exercise price					$ 0.042
Exercised weighted average exercise price					84,951,211
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, shares					95,500,000
Options granted					13,000,000	12,500,000
2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, shares					2,500,000
Options granted					50,000	50,000
2004 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, shares					962,500
Options granted					127,626	127,626
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, description					The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Options granted	77,500,000	7,423,624
Options exercise price		$ 0.0257
Fair value net of forfeitures at grant date		$ 210,300
Vesting, description		The options granted were 100% vested for directors and shall vest in 25% immediately and 25% over four years increments on a yearly basis over the next four years for employees.
Options, expiration date	Aug. 16, 2020
Option extension, term	5 years
Share-based compensation					$ 29,067
Intrinsic value of stock price					$ 0.0019	$ 0.0086
Unrecognized share-based compensation					$ 18,224
Weighted average remaining period					1 year 9 months 18 days